Stockholders’ Equity (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2025	Jun. 11, 2024	Jan. 17, 2024	Apr. 24, 2014	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000
Preferred stock, par value						$ 0.001	$ 0.001	$ 0.001
Issuance of shares						100	100
Common stock, shares authorized						450,000,000	450,000,000	450,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued						13,880,000	10,880,000	10,880,000
Cash consideration			$ 8,160
Reverse stock split		1.25-for-1 reverse stock split
Equity note description		every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock				Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the shareholders of the Company is sought.
Common stock, shares outstanding						13,880,000	10,880,000	10,880,000
IPO [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	3,000,000
Sale of Stock, Price Per Share	$ 0.001
Share Price	$ 4.00
Gross proceeds	$ 12,000,000
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares					3,000,000
Common stock, shares issued						5,440,000	5,440,000
Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Related party percentage				40.00%
Mr Cheung Ching Ping [Member]
Class of Stock [Line Items]
Related party percentage			50.00%	50.00%
Mr Cheung Yick Chung [Member]
Class of Stock [Line Items]
Related party percentage			40.00%	10.00%
Ms Chan Lee [Member]
Class of Stock [Line Items]
Related party percentage			10.00%
Ace Champion Investments Limited [Member]
Class of Stock [Line Items]
Issuance of shares			6,800,000
Common stock, par value			$ 0.001
Common stock, shares issued		10,880,000
Ace Champion Investments Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued		5,440,000
Chrome Fields Asset Management LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued		4,352,000
Trendy View Assets Management [Member]
Class of Stock [Line Items]
Issuance of shares			1,360,000
Common stock, par value			$ 0.001
Common stock, shares issued		1,088,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						20,000,000	20,000,000	20,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Preferred stock voting rights						holders of series A preferred stock would have 20 voting rights for each series A preferred stock on any matter which action of the stockholders of the corporation is sought.	holders of series A preferred stock would have 20 voting rights
Cash consideration			$ 10,000
Preferred stock, shares issued						10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding						10,000,000	10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member] | Mr. Cheung Chi Ping [Member]
Class of Stock [Line Items]
Issuance of shares			1,000,000
Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member]
Class of Stock [Line Items]
Issuance of shares			5,000,000
Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member]
Class of Stock [Line Items]
Issuance of shares			4,000,000